Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Statement of changes in equity [abstract]
Schedule of capital components

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$15,942	$34,912
Shareholders' equity	$5,983	$27,563